Note 25 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
For the year ended December 31, 2025	Refinery	Exploration and Evaluation	Corporate and Other	Total
Operating expenses
Consulting and professional fees	$632	$28	$4,443	$5,103
Exploration and evaluation expenditures	-	255	-	255
General and administrative	1,329	19	1,723	3,071
Investor relations and marketing	-	-	622	622
Salaries and benefits	1,911	-	4,602	6,513
Share-based payments	-	-	1,453	1,453
Operating loss	$3,872	$302	$12,843	$17,017
Unrealized gain on marketable securities	-	-	4	4
Loss on financial derivative liability - Convertible Notes	-	-	(10,354)	(10,354)
Changes in US Warrants	-	-	74,410	74,410
Loss on extinguishment of 2028 and 2027 Notes and recognition of term loan	-	-	(168,183)	(168,183)
Other non-operating loss	-	-	(12,325)	(12,325)
Loss before taxes	$(3,872)	$(302)	$(129,291)	$(133,465)
For the year ended December 31, 2024	Refinery	Exploration and Evaluation	Corporate and Other	Total
Operating expenses
Consulting and professional fees	$270	$-	$3,512	$3,782
Exploration and evaluation expenditures	-	442	-	442
General and administrative and travel	804	-	2,098	2,902
Investor relations and marketing	-	-	811	811
Salaries and benefits	1,547	-	2,771	4,318
Share-based payments	-	-	1,739	1,739
Operating loss	$2,621	$442	$10,931	$13,994
Unrealized gain on marketable securities	-	-	41	41
(Loss) on financial derivative liability - Convertible Notes	-	-	(4,493)	(4,493)
Changes in US Warrants	-	-	7	7
Other non-operating loss	-	-	(11,008)	(11,008)
Loss before taxes	$2,621	$442	$26,384	$29,447
For the year ended December 31, 2023	Refinery	Exploration and Evaluation	Corporate and Other	Total
Operating expenses
Consulting and professional fees	$69	$78	$4,512	$4,659
Exploration and evaluation expenditures	-	700	-	700
General and administrative and travel	156	3	2,236	2,395
Investor relations and marketing	-	-	633	633
Salaries and benefits	1,783	-	1,992	3,775
Share-based payments	-	-	1,821	1,821
Operating loss	$2,008	$781	$11,194	$13,983
Unrealized loss on marketable securities	-	-	(253)	(253)
Gain on financial derivative liability - Convertible Notes	-	-	6,683	6,683
Changes in US Warrants	-	-	1,243	1,243
Other non-operating expenses	-	-	(6,472)	(6,472)
Impairment	(51,884)	-	-	(51,884)
Loss before taxes	$53,892	$781	$9,993	$64,666
	Total Assets		Total Liabilities
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Refinery	$56,443	$52,434	$12,493	$3,707
Exploration and Evaluation [1]	88,884	93,276	53	87
Corporate and Other	40,237	5,737	126,768	83,335
	$185,564	$151,447	$139,314	$87,129